Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 5.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.70%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 522.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 605.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.70%)